Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Total	Total
	RMB	RMB	US$
Net balance as of December 31, 2025	62	62	9
Amortization expense	33	33	5
Net balance as of June 30, 2026	29	29	4

Schedule of Estimated Annual Amortization Expenses for Intangible Assets	The estimated annual amortization expenses for intangible assets for each of the next five years are as follows:
	RMB	US$
2026 (July – December)	29	4
2027	-	-
	29	4